Share Capital - Summary of Issued and Fully Paid Ordinary Shares (Detail) - USD ($) $ in Millions	6 Months Ended
	Jun. 30, 2019		Jun. 30, 2018
Disclosure Of Classes Of Share Capital [Line Items]
Repurchases of shares	$ (5,021)
Share Capital [Member]
Disclosure Of Classes Of Share Capital [Line Items]
Beginning balance	685		$ 696
Repurchases of shares	(12)	[1]	0
Ending balance	$ 674		$ 696
Class A Shares [Member] | Share Capital [Member]
Disclosure Of Classes Of Share Capital [Line Items]
Beginning balance, in shares	4,471,889,296		4,597,136,050
Repurchases of shares, in shares	(139,414,447)		0
Ending balance, in shares	4,332,474,849		4,597,136,050
Beginning balance	$ 376		$ 387
Repurchases of shares	(12)		0
Ending balance	$ 365		$ 387
Class B Shares [Member] | Share Capital [Member]
Disclosure Of Classes Of Share Capital [Line Items]
Beginning balance, in shares	3,745,486,731		3,745,486,731
Repurchases of shares, in shares			0
Ending balance, in shares	3,745,486,731		3,745,486,731
Beginning balance	$ 309		$ 309
Repurchases of shares			0
Ending balance	$ 309		$ 309

[1]	See Note 4 “Share capital”.